Minimum Committed Revenue	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Minimum Committed Revenue
MINIMUM COMMITTED REVENUE
Committed time charter revenues for the Company as at December 31, 2019 are detailed in the table below. Subsequent events, after the balance sheet date but before the financial statements were issued, could affect the value of the revenue realized due to market linked contracts and the effect of newly signed contracts, changes or options, which have been excluded. For market linked contracts only the floor rate per the contracts has been used for the purposes of calculating committed revenue whereas the actual revenue realized will only be determined at the time of invoicing. The amounts below represent committed revenue rather than the actual value in cash due in the next year. Hire relating to 2020 committed revenue is generally invoiced in advance and is included in the accounts as deferred charter revenue. As of December 31, 2019, $5.4 million was unpaid and is included in trade accounts receivables.

(in thousands of $)
2020	65,472
2021	29,312
2022	14,600
2023	14,600
2024	14,600
Thereafter	8,400
Total	146,984